Intangible assets (Tables)	6 Months Ended
Jun. 30, 2024
Intangible assets
Summary of Intangible assets

	As of	As of
	December 31,	June 30,
	2023	2024
	RMB’000	RMB’000
Software	3,717	3,717
Customer contracts	11,328	11,409
Total cost	15,045	15,126
Less: Accumulated amortization	(1,725)	(3,129)
Intangible assets	13,320	11,997